SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Nov. 12, 2021
Cash		$ 191,125			$ 191,125	$ 760,012
Cash equivalents		0			0	0
Working capital					(231,787)	1,033,554
Due to related party		43,900			43,900	43,900	$ 43,900
Unrecognized tax benefits		0			0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0			$ 0	$ 0
Effective tax rate		0.00%	0.00%	0.00%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%		21.00%	21.00%
Warrants outstanding		12,057,000			12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)					0
FDIC cash amount		$ 250,000			$ 250,000	$ 250,000
Common stock subject to possible redemption reflected on the condensed consolidated balance sheet
Gross proceeds		115,000,000			115,000,000	115,000,000
Less:
Proceeds Allocated to Public Warrants		(12,483,555)			(12,483,555)	(12,483,555)
Common stock issuance costs		(6,923,767)			(6,923,767)	(6,923,767)
Plus:
Accretion of carrying value to redemption value		21,132,322			21,132,322	21,132,322
Common stock subject to possible redemption		116,725,000			116,725,000	116,725,000
Working capital loans warrant
Due to related party		$ 0			$ 0	$ 0